Shareholders' Equity - Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	$ 222	$ 236	$ 215
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	42	40	34
R&D
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	69	71	69
SG&A
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	$ 111	$ 125	$ 112